Net Income (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents a reconciliation of basic and diluted earnings per share computations:

	Fiscal Years Ended March 31,
(in millions, except shares and per share amounts)	2024	2023	2022
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income from continuing operations	$306	$524	$676
Net loss from discontinued operations	—	—	(127)
Net income (loss)	$306	$524	$549
Weighted average ordinary shares used to calculate income (loss) per share — basic (1)	1,027,443,122	1,025,234,000	1,025,234,000
Equity-classified shared-based awards	17,053,910	2,271,008	—
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,044,497,032	1,027,505,008	1,025,234,000
Income (loss) per share attributable to ordinary shareholders — basic
Net income from continuing operations	$0.30	$0.51	$0.66
Net loss from discontinued operations	—	—	(0.12)
Net income (loss) per share - basic	$0.30	$0.51	$0.54
Income (loss) per share attributable to ordinary shareholders — diluted
Net income from continuing operations	$0.29	$0.51	$0.66
Net loss from discontinued operations	—	—	(0.12)
Net income (loss) per share - diluted	$0.29	$0.51	$0.54
(1) For the fiscal year ended March 31, 2024, includes weighted average ordinary shares for vested securities without restrictions that were not issued and outstanding as of the end of the reporting period.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table presents securities that were excluded from the computation of diluted net income (loss) per ordinary share because the effect of including the securities would have been anti-dilutive:

	Fiscal Year Ended March 31,
	2024	2023	2022
Restricted stock units (1)	254,189	16,870,903	14,230,025
Executive awards (2)	—	546,262	—
Total	254,189	17,417,165	14,230,025
(1)    RSUs exclude certain awards which require cash settlement and do not allow for share settlement; however, for reporting periods prior to the IPO, RSUs include securities where change in control or the IPO was not probable to occur, and settlement was expected in cash upon the passage of time.
(2)Executive awards include amounts associated with the Annual Awards and Launch Awards. Prior to the IPO, these awards entitled participants to fixed monetary amounts where the quantity of securities was calculated based on the total fixed monetary amount divided by the closing average market price of ordinary shares. Upon the IPO, these awards entitle participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the IPO price.